Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables Abstract
Accounts receivable	$ 59,768	$ 17,995
Less: allowance for doubtful accounts	(734)	(796)
Accounts receivable, net	59,034	17,199
VAT receivable	271,694	94,085
Other	2,190	558
Total	$ 332,918	$ 111,842